MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 1

ATR QM Data Fields
Loans in Report: 1

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	6485305	Not covered/exempt	No	No
1